Supplement dated January 27, 2020
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	10/1/2019
Effective immediately, the sentence under the ticker symbols on the front cover of the Prospectus is hereby superseded and replaced with the following:
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement plan platform. The Fund, together with the other funds managed by Columbia Management Investment Advisers, LLC that also share this same eligibility criteria, are referred to herein as the Multi-Manager Strategies Funds.
Effective at the start of business on January 27, 2020, the shares held by Class A shareholders will be merged into Institutional Class (Class Inst) shares. Accordingly, effective immediately, the information under the subsection "Performance Information" in the "Summary of the Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst share performance has varied for each full calendar year shown. Class Inst share performance is shown in the bar chart because Class Inst shares are the oldest share class currently offered by the Fund.
The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The performance of Class Inst shares shown in the table below begins before the indicated inception date for such share class. The returns shown for such share class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017. Additionally, the returns shown in the bar chart include the performance of the Fund’s Class A shares for the period from January 1, 2013 through January 2, 2017 (performance of Class Inst shares is shown for all other periods since the Fund no longer offers Class A shares). Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class Inst shares because Class Inst shares are the oldest share class currently offered by the Fund.
The Fund’s performance prior to October 1, 2016 reflects returns achieved pursuant to a different investment objective, principal investment strategies and/or management teams. If the Fund’s current investment objective, strategies and/or management teams had been in place for the prior periods, results shown may have been different.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

SUP116_05_007_(01/20)

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2013	11.14%
	Worst	4th Quarter 2018	-12.95%
*	Year to Date return as of September 30, 2019: 19.13%
Average Annual Total Returns (for periods ended December 31, 2018)
	Share Class Inception Date	1 Year	5 Years	Life of Fund*
Class Inst	01/03/2017
returns before taxes		-8.97%	6.24%	9.40%
returns after taxes on distributions		-10.58%	4.65%	7.66%
returns after taxes on distributions and sale of Fund shares		-4.03%	4.72%	7.25%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		-8.27%	5.95%	10.19%

*	Returns shown for periods prior to the inception date of the Fund's Class Inst shares include the returns of the Fund's Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017. Class A shares were offered prior to the inception date of the Fund's Class Inst shares but have since been merged into the Fund's Class Inst shares.
The rest of the section remains the same.
Effective immediately, the information under the caption "Purchase and Sale of Fund Shares" is hereby superseded and replaced with the following:
Fund shares are offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement plan platform. Fund shares are sold in accordance with the terms of the account through which you invested in the Fund and redeemed in accordance with the terms of the Fund’s prospectus. There is a $100 minimum initial investment and no minimum additional investment.
Generally, you may only exchange a share class of a Multi-Manager Strategies Fund for the same class of shares, if available, of another Multi-Manager Strategies Fund. Please refer to the Buying, Selling and Exchanging Shares — Exchanging Shares section of the prospectus for more information on exchangeability.
Shareholders should retain this Supplement for future reference.

SUP116_05_007_(01/20)

Supplement dated January 27, 2020
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Multi-Manager Value Strategies Fund	12/18/2019
Effective at the start of business on January 27, 2020, the shares held by Class A shareholders will be merged into Institutional Class (Class Inst) shares. Accordingly, effective immediately, the information under the subsection "Performance Information" in the "Summary of the Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Inst3 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance information is not yet available. The bar chart shows how the Fund’s Class Inst share performance has varied for each full calendar year shown. Class Inst share performance is shown in the bar chart because Class Inst shares are the oldest share class currently offered by the Fund.
Class Inst shares are offered through a separate prospectus. The table below the bar chart compares the Fund’s returns for Class Inst shares for the periods shown with a broad measure of market performance.
The performance of Class Inst shares shown in the table below begins before the indicated inception date for such share class. The returns shown for such share class include the returns of the Fund’s Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017. Additionally, the returns shown in the bar chart include the performance of the Fund’s Class A shares for the period from January 1, 2013 through January 2, 2017 (performance of Class Inst shares is shown for all other periods since the Fund no longer offers Class A shares). Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.
Class Inst3 shares would have annual returns substantially similar to those of Class Inst shares. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares. After-tax returns are shown for Class Inst shares because Class Inst shares are the oldest share class currently offered by the Fund.
The Fund’s performance prior to October 1, 2016 reflects returns achieved pursuant to a different investment objective, principal investment strategies and/or management teams. If the Fund’s current investment objective, strategies and/or management teams had been in place for the prior periods, results shown may have been different.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2013	11.14%
	Worst	4th Quarter 2018	-12.95%
*	Year to Date return as of September 30, 2019: 19.13%
SUP313_08_001_(01/20)

Average Annual Total Returns (for periods ended December 31, 2018)
	Share Class Inception Date	1 Year	5 Years	Life of Fund*
Class Inst	01/03/2017
returns before taxes		-8.97%	6.24%	9.40%
returns after taxes on distributions		-10.58%	4.65%	7.66%
returns after taxes on distributions and sale of Fund shares		-4.03%	4.72%	7.25%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		-8.27%	5.95%	10.19%

*	Returns shown for periods prior to the inception date of the Fund's Class Inst shares include the returns of the Fund's Class A shares for the period from April 20, 2012 (the Fund's inception date) through January 2, 2017. Class A shares were offered prior to the inception date of the Fund's Class Inst shares but have since been merged into the Fund's Class Inst shares.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP313_08_001_(01/20)